Financial Instruments - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 1,200
Ending balance	2,860	$ 1,200
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	754	(27)
Net gains recognised in revenue	564	1,085
Purchases	217	453
Sales	(450)	(633)
Settlements	(9)	0
Recategorisations (net)	(12)	(125)
Currency translation differences	13	1
Ending balance	$ 1,077	$ 754